Transactions With Related Parties, Central Shipping Inc (Details) - Central Shipping Inc [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Transactions with Related Parties [Abstract]
Fees and expenses	$ 1,613	$ 3,246
Related Party [Member] | Vessels, Net / Advances for Vessels Under Construction [Member]
Transactions with Related Parties [Abstract]
Management fees	0	61
Supervision services fees	0	14
Superintendent fees	0	129
Commission for sale and purchase of vessels	0	455
Newbuilding supervision related pass-through costs	0	236
Related Party [Member] | Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	0	312
Related Party [Member] | Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	912	866
Accounting and reporting cost	180	180
Related Party [Member] | Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	7	13
Related Party [Member] | Gain from Vessel Sales [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	0	730
Related Party [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire agreements	$ 514	$ 486